Annual Total Returns - Freedom Lifetime Income III Portfolio [BarChart] - 02.28 VIP Freedom Lifetime Income Funds Investor Combo PRO-12 - Freedom Lifetime Income III Portfolio - VIP Freedom Lifetime Income III Portfolio-Investor VIP
Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	15.20%
Annual Return 2013	20.43%
Annual Return 2014	5.30%
Annual Return 2015	(0.27%)
Annual Return 2016	6.83%
Annual Return 2017	15.85%
Annual Return 2018	(5.68%)
Annual Return 2019	20.44%
Annual Return 2020	15.23%
Annual Return 2021	9.78%